EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2016
EARNINGS PER SHARE

2. EARNINGS PER SHARE

The following table presents the calculation of basic and diluted earnings per share for our Common and Class B common stock:

Years Ended December 31,	2016	2015	2014
Basic Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$182,810	$172,929	$151,387
Less: distributed and undistributed earnings allocated to non-vested restricted common stock	14,806	13,634	11,444

Earnings allocated to Watsco, Inc. shareholders	$168,004	$159,295	$139,943

Weighted-average common shares outstanding - Basic	32,582,385	32,435,961	32,308,073

Basic earnings per share for Common and Class B common stock	$5.16	$4.91	$4.33

Allocation of earnings for Basic:
Common stock	$154,021	$146,037	$128,214
Class B common stock	13,983	13,258	11,729

	$168,004	$159,295	$139,943

Diluted Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$182,810	$172,929	$151,387
Less: distributed and undistributed earnings allocated to non-vested restricted common stock	14,801	13,626	11,435

Earnings allocated to Watsco, Inc. shareholders	$168,009	$159,303	$139,952

Weighted-average common shares outstanding - Basic	32,582,385	32,435,961	32,308,073
Effect of dilutive stock options	34,119	44,395	50,781

Weighted-average common shares outstanding - Diluted	32,616,504	32,480,356	32,358,854

Diluted earnings per share for Common and Class B common stock	$5.15	$4.90	$4.32

Diluted earnings per share for our Common stock assumes the conversion of all of our Class B common stock into Common stock as of the beginning of the fiscal year; therefore, no allocation of earnings to Class B common stock is required. At December 31, 2016, 2015 and 2014, our outstanding Class B common stock was convertible into 2,711,811, 2,699,710 and 2,707,725 shares of our Common stock, respectively.

Diluted earnings per share excluded 31,839, 67,014 and 9,984 shares for the years ended December 31, 2016, 2015 and 2014, respectively, related to stock options with an exercise price per share greater than the average market value, resulting in an anti-dilutive effect on diluted earnings per share.